OPERATING LEASES - Summary of Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2022	$ 3,523
2023	3,628
2024	2,189
2025	1,942
2026	2,000
Thereafter	14,940
Total minimum lease payments to be received	$ 28,222